Stock-Based Compensation (Tables)	9 Months Ended
Dec. 31, 2020
Compensation Related Costs [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions

In determining the fair value of the service-based options granted pursuant to the 2018 Plan, we utilized the Black-Scholes pricing model utilizing the following assumptions:

Service-Based Options
Option exercise price per share	$1.08
Grant date fair market value per share	$1.08
Expected term of option in years	6.25
Expected volatility	85.0%
Expected dividend rate	0.00%
Risk free interest rate	0.54%

Schedule of Stock Option Activity

	Options Outstanding	Weighted-Average Exercise Price per Share		Weighted-Average Remaining Contractual Term in Years	Aggregate Intrinsic Value (in thousands)
Options outstanding as of April 1, 2020	-	$
Granted	2,893,842
Exercised	-
Cancelled or forfeited	-
Options outstanding as of December 31, 2020	2,893,842		$1.08	9.75	$2,662,335
Options exercisable as of December 31, 2020	212,118		$1.08	9.75	$195,149
Options vested or expected to vest as of March 31, 2020	212,118		$1.08	9.75	$195,149